UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2018 to July 31, 2018

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (71.8%)
$50,000	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	2.239	$50,080,946
60,000	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	2.222	60,095,998
65,400	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	2.272	65,590,412
25,000	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	2.325	25,082,572
33,410	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	2.258	33,514,336
37,100	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	2.249	37,235,171
60,000	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	2.275	60,146,820
13,370	Federal Farm Credit Banks, USBMMY3M + 0.050%(1)	(AA+, Aaa)	11/04/19	2.060	13,373,637
34,100	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.090	34,090,621
62,350	Federal Farm Credit Banks, USBMMY3M + 0.055%(1)	(AA+, Aaa)	01/27/20	2.065	62,338,437
97,000	Federal Farm Credit Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	01/27/20	2.217	97,179,861
40,000	Federal Farm Credit Banks, LIBOR 1M + 0.050%(1)	(AA+, Aaa)	02/21/20	2.131	40,075,402
17,600	Federal Farm Credit Banks, LIBOR 1M - 0.040%(1)	(AA+, Aaa)	05/01/20	2.042	17,607,042
40,000	Federal Farm Credit Banks, LIBOR 1M - 0.045%(1)	(AA+, Aaa)	05/14/20	2.027	40,011,844
17,100	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.990	17,070,479
44,500	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	2.079	44,553,766
16,100	Federal Farm Credit Banks, FCPR DLY - 3.020%(1)	(AA+, Aaa)	09/28/20	1.980	16,064,132
44,000	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.140	44,034,695
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.160%(1)	(AA+, Aaa)	01/25/21	2.224	29,326,701
46,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	2.436	46,413,239
29,200	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	04/19/21	2.092	29,209,633
30,000	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.082	29,998,799
40,000	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.072	39,982,789
9,200	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.341	9,268,931
10,000	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	2.319	10,074,407
87,500	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	2.497	88,777,114
12,100	Federal Farm Credit Banks	(AA+, Aaa)	09/13/24	3.420	11,975,406
10,000	Federal Home Loan Banks, LIBOR 1M - 0.090%(1)	(AA+, Aaa)	06/21/19	1.991	10,000,217
42,400	Federal Home Loan Banks, LIBOR 1M - 0.065%(1)	(AA+, Aaa)	01/23/20	2.016	42,399,637
104,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.108	104,038,835
83,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.462	83,491,899
54,000	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.222	54,217,403
14,100	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.108	14,100,003
40,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.074	40,008,843
290,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/08/19	1.997	290,083,546
95,000	Federal Home Loan Mortgage Corp., LIBOR 1M - 0.100%(1)	(AA+, Aaa)	08/12/19	1.967	95,030,831
136,800	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	2.072	136,919,389
150,000	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	2.097	150,094,512
150,000	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.040	150,067,200
82,800	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	2.183	82,815,030
69,000	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	2.175	69,011,479
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,371,600,583)					2,375,452,014

UNITED STATES TREASURY OBLIGATIONS (20.1%)
85,000	United States Treasury Bills	(AA+, Aaa)	08/09/18	1.834	84,965,355
20,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1)	(AA+, Aaa)	04/30/19	2.080	20,017,825
35,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(2)	(AA+, Aaa)	07/31/19	2.070	35,032,901
70,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.048%(1),(2)	(AA+, Aaa)	10/31/19	2.058	70,041,166
138,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.000%(1),(2)	(AA+, Aaa)	01/31/20	2.010	138,010,202
260,600	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1),(2)	(AA+, Aaa)	04/30/20	2.043	260,641,834
55,000	United States Treasury Note	(AA+, Aaa)	02/28/19	1.375	54,719,629
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $663,323,898)					663,428,912

SHORT-TERM INVESTMENT (3.4%)
111,487	State Street Bank and Trust Co. Euro Time Deposit (Cost $111,487,290)		08/01/18	0.350	111,487,290

Value

TOTAL INVESTMENTS AT VALUE (95.3%) (Cost $3,146,411,771)	$3,150,368,216

OTHER ASSETS IN EXCESS OF LIABILITIES (4.7%)	154,934,824

NET ASSETS (100.0%)	$3,305,303,040

†                             Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)                       Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2018.

(2)                       At July 31, 2018, $50,925,750 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Sep 2018	280	$18,936,400	$(121,899)
Light Sweet Crude Oil Futures	USD	Nov 2018	229	15,336,130	2,973,959
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Aug 2018	(509)	(34,998,840)	$114,863
					$2,966,923

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$395,645,735	08/28/18	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.26%	$—	$—	$11,153,409
USD	56,132,566	08/28/18	Bank of America	Bloomberg Commodity Index Total Return	2.10%	—	—	1,572,849
USD	72,513,289	08/28/18	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	2.16%	—	—	2,172,082
USD	28,250,656	08/28/18	Barclays	Bloomberg Commodity Index Total Return	2.12%	—	—	791,405
USD	120,586,906	08/28/18	Barclays	Bloomberg Commodity Index 2 Month Forward Total Return	2.16%	—	—	3,615,929
USD	146,346,217	08/28/18	BNP Paribas	Bloomberg Commodity Index Total Return	2.12%	—	—	4,099,617
USD	101,143,062	08/28/18	BNP Paribas	Bloomberg Commodity Index 2 Month Forward Total Return	2.19%	—	—	3,031,799

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$125,009,647	08/28/18	CIBC	Bloomberg Commodity Index Total Return	2.12%	$—	$—	$3,501,981
USD	140,242,889	08/28/18	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.17%	—	—	4,204,874
USD	151,760,246	08/28/18	Citigroup	Bloomberg Commodity Index Total Return	2.11%	—	—	4,251,863
USD	129,721,917	08/28/18	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	2.16%	—	—	3,889,853
USD	147,493,569	08/28/18	Goldman Sachs	Bloomberg Commodity Index Total Return	2.10%	—	—	4,132,809
USD	179,788,023	08/28/18	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	2.16%	—	—	5,391,139
USD	20,077,144	08/28/18	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.10%	—	—	562,567
USD	162,736,655	08/28/18	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.11%	—	—	4,882,243
USD	31,275,688	08/28/18	Macquarie	Bloomberg Commodity Index Total Return	2.09%	—	—	876,456
USD	457,918,564	08/28/18	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.26%	—	—	13,446,123
USD	71,122,722	08/28/18	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.18%	—	—	2,132,225
USD	42,497,574	08/28/18	RBC Capital	Bloomberg Commodity Index Total Return	2.12%	—	—	1,190,514
USD	98,401,488	08/28/18	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.20%	—	—	2,949,382
USD	111,554,315	08/28/18	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.14%	—	—	3,345,811
USD	258,060,619	08/28/18	Societe Generale	Societe Generale P04 TR Index(b)	2.26%	—	—	7,559,217
USD	120,950,276	08/28/18	UBS	Bloomberg Commodity Index Total Return	2.11%	—	—	3,388,661
USD	42,197,202	08/28/18	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.13%	—	—	1,265,745
								$93,408,553

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	7/31/18 Price	Quantity (1)	7/31/18 Value (1)(2)
COMEX Gold	GCZ8	11.15%	1,233.60	426.23	52,579,593
ICE Brent Crude Oil	COV8	8.82%	74.21	560.62	41,603,640
NYMEX WTI Crude Oil	CLZ8	8.62%	66.97	607.08	40,656,316
NYMEX Nat Gas	NGU18	8.10%	2.78	1,372.64	38,186,782
CBOT Corn	C U8	6.48%	3.72	1,643.43	30,588,319
COMEX High Grade Copper	HGZ8	6.29%	2.85	415.92	29,665,186
CBOT Soybeans	S X8	5.56%	9.19	570.69	26,223,194
NYMEX Unleaded Gasoline	XBX8	4.53%	1.94	262.74	21,388,098
CBOT Wheat	W Z8	4.27%	5.73	703.08	20,151,997
LME Aluminium	LAZ18	4.17%	2,088.50	377.07	19,687,545
NYMEX Heating Oil	HOU8	3.98%	2.14	208.95	18,757,530
CME Live Cattle	LCV8	3.90%	1.09	420.9	18,401,938
COMEX Silver	SIH9	3.30%	15.77	197.35	15,557,713
CBOT Soy Meal	SMH9	3.19%	335.10	448.65	15,034,097
LME Nickel	LNZ8	3.15%	14,084.00	175.94	14,867,520
LME Zinc	LXZ8	2.52%	2,619.00	181.37	11,875,257
NYBOT Sugar	SBH9	2.49%	0.11	914.1	11,753,159
CBOT Bean Oil	BOZ8	2.41%	0.29	646.09	11,358,315
NYBOT Coffee	KCZ8	2.21%	1.13	246.1	10,437,522
KCBOT Kansas Wheat	KWZ8	1.68%	5.84	271.54	7,932,469
NYBOT Cotton	CTH9	1.67%	0.90	176.21	7,885,620
CME Lean Hogs	LHV8	1.51%	0.51	350.63	7,114,384

(1)             Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2018.

(2)             Value represents product of price, quantity and contract multiplier.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	7/31/18 Price	Quantity (1)	7/31/18 Value (1)(2)
Gold	GCQ8	11.66%	1,233.60	240.070858	29,615,141
Brent Oil	COU8	8.81%	74.21	3,157.660827	23,433,001
Crude Oil	CLU8	8.60%	67.27	3,398.349338	22,860,696
Natural Gas	NGU18	8.20%	2.78	77,313.001438	21,508,477
Copper	HGU8	6.34%	283.15	590.633480	16,723,787
Corn	CU8	6.14%	372.25	462.825735	17,228,688
Soybeans	SX8	5.28%	919.00	160.718803	14,770,058
Unleaded Gasoline	XBU8	4.44%	208.05	578.662533	12,039,074
Aluminum	LAU18	4.27%	2,088.50	53.095006	11,088,892
Live Cattle	LCQ8	4.00%	109.30	948.287466	10,364,782
Heating Oil	HOU8	3.96%	213.74	494.295265	10,565,067
Wheat	WU8	3.88%	573.25	198.002477	11,350,492
Silver	SIU8	3.46%	15.66	5,599.899100	8,768,882
Nickel	LNU8	3.17%	14,084.00	5.945785	8,374,043
Soybean Meal	SMZ8	3.14%	341.40	246.832572	8,426,864
Sugar	SBV8	2.65%	11.48	5,766.461672	6,619,898
Zinc	LXU8	2.45%	2,619.00	25.539011	6,688,667
Soybean Oil	BOZ8	2.38%	29.30	2,183.448464	6,397,504
Coffee	KCU8	2.30%	109.90	536.287989	5,893,805
Cotton	CTZ8	1.69%	89.50	496.260112	4,441,528
Lean Hogs	LHQ8	1.66%	50.73	789.972400	4,007,135
Kansas Wheat	KWU8	1.51%	556.50	80.339712	4,470,905
Cash					174,953

(1)             Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2018.

(2)             Value represents product of price, quantity and contract multplier.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$2,375,452,014	$—	$2,375,452,014
United States Treasury Obligations	—	663,428,912	—	663,428,912
Short-Term Investment	—	111,487,290	—	111,487,290
	$—	$3,150,368,216	$—	$3,150,368,216
Other Financial Instruments*
Futures Contracts	$3,088,822	$—	$—	$3,088,822
Swap Contracts**	—	93,408,553	—	93,408,553

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$121,899	$—	$—	$121,899

*                 Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**               Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 25, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer and Treasurer
Date:	September 25, 2018